Results for the Year - Share-based payment (Details)		1 Months Ended								6 Months Ended	12 Months Ended
	Aug. 02, 2017 EquityInstruments USD ($)	Apr. 30, 2019 EquityInstruments $ / shares	Sep. 30, 2018 EquityInstruments $ / shares	Nov. 30, 2017 USD ($) EquityInstruments $ / shares	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 USD ($) EquityInstruments $ / shares	Mar. 31, 2017 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 EquityInstruments individual $ / shares shares	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2015 EquityInstruments $ / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 EUR (€) EquityInstruments shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Aug. 01, 2017 USD ($)	Dec. 31, 2016 EquityInstruments	Dec. 31, 2014 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion ratio (per share) | $	10															2				14	1
Authorized (in shares) | $												9,900,000
Available for future grant (in shares)											3,200,000	3,200,000
Granted		7,200	7,200				8,300,000	8,300,000			7,000	7,000	7,000	7,000	8,850,000	8,850,000
Par value per share | (per share)																		kr 0.01					$ 21.00
Exercise price per share | $ / shares		$ 0.60	$ 1.40					$ 2.04	$ 2.80			$ 0.60
Share price | $ / shares								$ 20.35	$ 27.95											$ 0.60
Shares granted before stock split							825,000	825,000			2,000,000	2,000,000
Term (in years)							P6Y	P6Y
Outstanding options										12,980,000				12,980,000		14,191,000			12,898,000	12,898,000		46,895,000
Forfeited															5,749,000	5,749,000
Exercisable options																			11,524,000	11,524,000
Exercise of warrants for cash | shares									401,000	706,000				706,000		401,000			0	0
Shares issued for cash | $														$ 1,000		$ 49,000
Effect of the Amendment and the June 2017 Award Adjustment				28,800,000			6,600,000	6,600,000							(35,404,000)	(35,404,000)
Due to holders as a result of Capital Reduction							€ 1,900,000	$ 2,200,000			€ 248,000	$ 278,000
Distributions to equity award holders | $												670,000		761,000		$ 32,208,000
Cash payments to equity awards											€ 596,000	$ 670,000	€ 650,000	$ 761,000	€ 36,200,000	$ 43,400,000
Fair value options granted | $								8,900,000	$ 913,000
Fair value deferred shares granted | $								$ 1,800,000
Deferred share split							90,000	90,000
Granted							900,000	900,000							900,000	900,000
Forfeited											100,000	100,000			2,842,000	2,842,000
Vested and unissued											490,000	490,000
Shares outstanding								180,000		700,000				700,000					600,000	600,000		3,517,000
Exercise price per share | $ / shares																				$ 0.0015
Effect of the Amendment and the Deferred Share Adjustment							720,000	720,000							875,000	875,000
Potential antidilution payments to the holders																			€ 777,000	$ 870,000
Number of options or warrants allowing to hold after modification															1,100,000	1,100,000
Number of options or warrants allowing to hold after modification (after share split)															11,100,000	11,100,000
Share annulment (as percent of shares outstanding)					80.00%	80.00%
Share-based payments | $												$ 1,266,000		$ 3,088,000		$ 223,000
Shareholder distribution					€ 917,700,000	$ 1,100,000,000										1,093,927,000
Share-based compensation expense | $				$ 11,700,000								$ 3,000		$ 96,000		$ 615,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 1.4000		$ 0.0016
Share price | $ / shares										$ 0.53				0.53		2.04
Vesting term											P36M	P36M
Term (in years)											P6Y	P6Y
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares				$ 14.13										3.77		6.92
Share price | $ / shares										$ 1.30				$ 1.30		$ 2.74
Vesting term											P5Y	P5Y
Term (in years)											P10Y	P10Y
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted															4,350,000	4,350,000
Outstanding options										3,740,000				3,740,000		4,196,000			3,740,000	3,740,000		15,623,000
Forfeited															2,976,000	2,976,000
Exercisable options																			3,493,000	3,493,000
Effect of the Amendment and the June 2017 Award Adjustment															(12,801,000)	(12,801,000)
Deferred share split															284,000	284,000
Granted															450,000	450,000
Forfeited											50,000	50,000			2,842,000	2,842,000
Vested and unissued											285,000	285,000
Shares outstanding										406,000				406,000					356,000	356,000		3,217,000
Effect of the Amendment and the Deferred Share Adjustment															419,000	419,000
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							3,000,000	3,000,000	600,000
Exercise price per share | $ / shares									$ 2.75
Share price | $ / shares									$ 27.49
Shares granted before stock split							300,000	300,000	60,000
Vesting term									P48M
Term (in years)									P6Y
Deferred share split							45,000	45,000
Granted							450,000	450,000
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							750,000	750,000
Shares granted before stock split							75,000	75,000
2018 Vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted before stock split															564,000	564,000
Outstanding options										105,000				105,000
Forfeited															5,600,000	5,600,000
Number of former employees | individual										2
Share-based payments | $																$ 7,600,000
Share-based compensation expense | $																$ 2,700,000
Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted																	250,000
Outstanding options										4,996,000				4,996,000		4,996,000			4,996,000	4,996,000		4,996,000
Exercisable options																			3,997,000	3,997,000
June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term							P5Y	P5Y
Distributions to equity award holders											€ 596,000	$ 670,000	€ 650,000	$ 761,000	€ 361,000	$ 430,000
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Available for future grant (in shares)											2,100,000	2,100,000
Granted									40,000
Warrants, Exercise Price One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants for cash | shares										334,000				334,000
Warrants, Exercise Price One | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 1.36
Warrants, Exercise Price Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 1.49
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Available for future grant (in shares)											17,000,000	17,000,000
Due to holders as a result of Capital Reduction											€ 1,700,000	$ 2,000,000
Deferred share split							50,000	50,000
Performance shares | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share split							25,000	25,000
Granted							500,000	500,000
Vested and unissued							250,000	250,000
Consultant Options | Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	5,000,000																500,000
Consultant Options, Exercise Price One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares																	$ 2.83
Consultant Options, Exercise Price One | Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	2,500,000
Share price | $ / shares																	28.26
Consultant Options, Exercise Price Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares																	14.13
Share price | $ / shares																	$ 141.30